Leases - Schedule of undiscounted future payments classified on a maturity basis (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	€ 1,774,521	€ 1,562,911
Discounting effect	(633,142)	(451,581)
Total lease liabilities	1,141,379	1,111,328
Within one year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	116,534	107,101
2026
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	117,233	126,133
In the third to fifth years
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	319,410	326,253
After the fifth year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	€ 1,221,344	€ 1,003,424